Financial instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of non-derivative financial instruments and other liabilities

			Fair value	Book value		Fair value
	Note	Classification by category	hierarchy	2022	2021	2022	2021

Cash and cash equivalents	5
Cash and banks		Amortized cost		6,074,208	5,050,822	6,074,208	5,050,822
Financial investments in Brazil		Fair value through profit or loss	Level 2	6,392,266	3,629,864	6,392,266	3,629,864
				12,466,474	8,680,686	12,466,474	8,680,686

Financial investments	6
LFT´s and LF´s		Fair value through profit or loss	Level 2	1,789,375	2,337,171	1,789,375	2,337,171
Time deposit investments		Amortized cost		-	106,271	-	106,271
Other		Fair value through profit or loss	Level 2	523,256	1,066,113	523,256	1,066,113
				2,312,631	3,509,555	2,312,631	3,509,555

Trade accounts receivable	7	Amortized cost		3,199,223	7,118,452	3,199,223	7,118,452
Trade accounts receivable	7	Fair value through other comprehensive income	Level 2	32,711	48,508	32,711	48,508

Trade payables	15	Amortized cost		12,249,851	12,164,730	12,249,851	12,164,730

Borrowings	16	Amortized cost
Foreign currency - Bond			Level 1	26,124,158	30,322,998	23,165,942	33,690,876
Foreign currency - other borrowings			Level 2	5,394,816	4,703,059	5,329,174	4,696,970
Local currency			Level 2	1,521,011	465,258	1,937,255	451,899
				33,039,985	35,491,315	30,432,371	38,839,745

Braskem Idesa borrowings	17	Amortized cost
Bond			Level 1	11,043,483	11,939,268	8,301,948	12,197,524
Others			Level 2	734,837	849,859	796,510	931,141
				11,778,320	12,789,127	9,098,458	13,128,665

Debentures	18	Amortized cost	Level 2	3,162,277	196,918	3,190,417	195,570

Loan ton non-controlling shareholder of Braskem Idesa	9(a)	Amortized cost		2,498,093	3,646,538	2,498,093	3,646,538

Leniency agreement	25	Amortized cost		903,140	1,123,296	903,140	1,123,296

Schedule of changes in derivative financial instruments

	Operation characteristics		Net (Asset)/			Net (Asset)/
	Principal exposure		Liability	Change in	Financial	Liability
Identification		Derivatives	2021	fair value	settlement	2022

Non-hedge
accounting transactions
Braksem America - Swap C3/PGP	Propane	Propene	14,299	(2,158)	(12,141)	-
Braskem Holanda - Swap Nafta/Gasoline	Gasoline	Naphtha	(16,847)	(25,733)	26,584	(15,996)
Braskem Argentina - Exchange swap	Argentine peso	Dollar	3	61	(63)	1
			(2,545)	(27,830)	14,380	(15,995)

Hedge accounting
transactions
Braskem S.A. - Dollar call and put options	Real	Dollar	85,216	(227,871)	77,285	(65,370)
Braskem S.A. - Dollar swap CDI	Real	Dollar+Fixed rates	502,508	(194,055)	(156,740)	151,713
Braskem S.A. - Swap CRA	Real	Dollar+Fixed rates	-	(32,828)	10,116	(22,712)
			587,724	(454,754)	(69,339)	63,631

Derivatives
Assets
Current assets			33,816			157,906
Non-current assets			51			71,544
Total			33,867			229,450
Liabilities
Current liabilities			256,131			195,169
Non-current liabilities			362,915			81,917
Total			619,046			277,086
Net (Asset)/Liability			585,179			47,636

Schedule of Fair Value Adjustment

Identification	Total nominal	Hedge	Maturity		Fair value, net
	value R$	(interest rate per year)		2022	2021
Swaps CRA	600,218	3.5388%	dec-2028	12,603	-
Swaps CRA	141,298	3.3742%	dec-2031	10,109
Total	741,516			22,712	-

Derivatives
Assets
Current assets				13,274	-
Non-Current assets				49,613	-
Total				62,887	-
Liabilities
Non-Current liabilities				40,175	-
Total				40,175	-
Net (Asset)/Liability				22,712	-

Schedule of non-derivative financial liabilities designated to hedge accounting

			Total nominal value
	US$		R$
		0
2024	288,854		1,507,154
2025	800,000		4,174,160
2028	1,250,000		6,522,125
2029	500,000		2,608,850
2030	800,000		4,174,160
2031	800,000		4,174,160
2032	800,000		4,174,160
	5,238,854		27,334,769

Schedule of financial instruments designated for hedge

			US$

	2021	Designations	2022

Designated balance	4,738,854	500,000	5,238,854

Schedule of exchange variation

		Conversion rate
	Total nominal	at Inception	Closing rate	Gross nominal
	value US$	R$/US$	R$/US$	value - R$

First quarter	175,000	2.0017	3.9786	345,958
Second quarter	208,000	2.0017	3.9786	411,195
Third quarter	186,000	2.0017	3.9786	367,703
Fourth quarter	150,000	2.0017	3.9786	296,535
	719,000			1,421,391

Schedule of changes in foreign exchange variation and income tax and social contribution

	Exchange		Net
	variation	IR and CSL	effect

Balances at December 31, 2021	(13,102,558)	4,454,869	(8,647,689)

Exchange variation recorded in the period / IR and CSL	1,699,906	(577,968)	1,121,938

Exchange variation transferred to profit or loss / IR and CSL	1,421,391	(483,273)	938,118

Balances at December 31, 2022	(9,981,261)	3,393,628	(6,587,633)

Schedule of designated and unrealized sales

Nominal value

2023	65,221
2024	117,398
2025	117,398
2026	430,460
2030	1,173,983
2031	1,173,983
2032	2,739,293
2033	2,739,293
2034	1,565,310
2035	1,565,310
11,687,649

Schedule of exchange variation - Braskem Idesa

		Conversion rate
	Total nominal	at Inception	Closing rate	Total nominal	Gross nominal
	value US$	MXN/US$	MXN/US$	value MXN	value - R$

First quarter	29,136	13.6218	20.2827	194,072	49,302
Second quarter	72,612	13.6507	20.1297	470,453	116,361
Third quarter	72,612	13.6507	20.1297	470,453	120,341
Fourth quarter	78,844	13.6521	20.1224	510,144	137,999
	253,204			1,645,123	424,003

Schedule of changes in foreign exchange variation and income tax and social contribution - Braskem Idesa

	Exchange		Net
	variation	IR and CSL	effect

Balances at December 31, 2021	(2,231,511)	670,192	(1,561,319)

Exchange variation recorded in the period / IR	699,677	(209,903)	489,774

Exchange variation transferred to profit or loss / IR	424,003	(127,201)	296,802

Balances at December 31, 2022	(1,107,831)	333,088	(774,743)

Schedule of trade accounts receivable by credit ratings

				(%)
			2022	2021
1	Minimal Risk		72.15	65.39
2	Low Risk		21.65	26.65
3	Medium Risk		3.36	6.02
4	High Risk		2.56	1.54
5	Very High Risk	(i)	0.28	0.40

(i)	Clients in this group that are still active buy from Braskem and pay in advance.

Schedule of financial assets with and without risk assessment

				2022			2021
		Domestic market	Foreign market	Total	Domestic market	Foreign market	Total
Financial assets with risk classification
AAA		5,130,140	2,420,741	7,550,881	4,080,884	2,783,151	6,864,035
AA+		162,650	-	162,650	109,165	-	109,165
AA		289,574	107,545	397,119	188,742	629,671	818,413
AA-		149,178	-	149,178	63,675	-	63,675
A+		3,423	4,459,700	4,463,123	5,788	2,914,269	2,920,057
A		57,650	1,392,854	1,450,504	107,225	-	107,225
A-		-	387,478	387,478	634	236,335	236,969
BBB+		118	375	493	856	38	894
BBB		788	52,389	53,177	129	1,026,104	1,026,233
BBB-				-	554	-	554
BB+				-	50	-	50
BB			-	-	1,479	-	1,479
BB-			7	7
		5,793,521	8,821,089	14,614,610	4,559,181	7,589,568	12,148,749
Financial assets without risk classification
Shares of investment funds in credit rights			-	-	1,721	-	1,721
Other financial assets	(i)	83,070	81,425	164,495	25,989	13,782	39,771
		83,070	81,425	164,495	27,710	13,782	41,492

Total		5,876,591	8,902,514	14,779,105	4,586,891	7,603,350	12,190,241

(i)	Investments approved by the Management, in accordance with the Financial Policy.

The sensitivity values in the table below are the changes in the value of the financial instruments in each scenario

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity	Note	as December 31, 2022	(USDBRL 5.27)	(USDBRL 5.93)	(USDBRL 7.35)

Brazilian real/U.S. dollar exchange rate
Bonds		(37,167,641)	(372,553)	(5,051,899)	(15,155,696)
Export prepayments		(1,028,473)	(10,309)	(139,792)	(419,376)
Investments		(1,985,932)	(19,906)	(269,932)	(809,795)
SACE	16(c.i)	(1,478,722)	(14,822)	(200,991)	(602,973)
Dollar call and put options	(i)	65,370	9,809	(160,742)	(1,023,396)
Dollar swap x CDI		(151,713)	(6,216)	(189,181)	(466,381)
MONFORTE	16(c.ii)	(197,209)	(1,977)	(26,805)	(80,415)
Nexi	16(c.iii.iv)	(100,707)	(1,009)	(13,688)	(41,065)
Other		(734,837)	(7,366)	(99,881)	(299,642)
Financial investments abroad		6,718,183	67,340	913,149	2,739,446
Dollar swap x IPCA		22,713	(607)	(63,356)	(194,841)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(5.58%)	(7.89%)	(14.13%)

Libor floating interest rate
Export prepayments		(35,749)	(887)	(3,388)	(10,163)
Nexi	16(c.iii.iv)	(100,707)	(3,920)	(14,970)	(44,909)
SACE	16(c.i)	(1,478,722)	(49,107)	(187,520)	(562,560)
MONFORTE	16(c.ii)	(197,209)	(4,094)	(15,635)	(46,906)
Investments		(1,985,932)	(63,201)	(241,339)	(724,017)
Outros		(734,837)	(16,887)	(64,483)	(193,449)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(12.25%)	(17.6%)	(25.31%)

CDI interest rate
Debentures		(3,052,400)	302,796	(898,725)	(3,331,635)
Financial investments in local currency		5,876,590	(80,242)	206,257	619,489

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(5.31%)	(6.72%)	(8.35%)

IPCA interest rate
Debentures		(109,877)	1,494	(2,085)	(6,315)
BNDES		(386,534)	26,403	(38,283)	(121,208)
BNB/ FINEP/ FUNDES/FINISA/FINAME/FNE		(3,525)	59	(83)	(252)
CRA		(763,396)	45,429	(65,630)	(206,889)
Dollar swap x IPCA		22,713	(99,748)	31,958	99,871

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(12.25%)	(17.6%)	(25.31%)

Selic interest rate
Leniency agreement		(865,311)	6,856	(17,443)	(51,656)

					Gain (losses)
		Exposure value	Probable	Reasonably possible	Possible
Instrument / Sensitivity		as December 31, 2022	(4.59%)	(10.58%)	(22.57%)

Selic interest rate
Export prepayments		(992,725)	(25,698)	(195,867)	(587,602)
Export credit notes		(521,926)	(13,571)	(103,435)	(310,306)

(i)	The Company is in the short position of a possible counterparty call.